AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 94.2%
Ohio – 89.5%
American Municipal Power, Inc. (American Municipal Power AMP Fremont Energy Center Revenue) Series 2021 4.00%, 02/15/2037	$	1,000	$1,020,958
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039		1,000	1,005,809
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055		500	457,141
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037		1,700	1,761,743
City of Cleveland OH (City of Cleveland OH) Series 2012 5.00%, 12/01/2028		25	25,042
City of Reynoldsburg OH (City of Reynoldsburg OH) Series 2024 4.00%, 12/01/2042		690	687,991
Cleveland Department of Public Utilities Division of Public Power (Cleveland Dept. of Public Utilities Division of Public Power) AGM Series 2018 5.00%, 11/15/2035		1,100	1,156,700
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.50%, 01/01/2055		1,000	1,072,160
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2042		1,650	1,686,393
County of Cuyahoga OH (County of Cuyahoga OH COP) Series 2024 4.00%, 12/01/2041		1,000	986,108
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2037		1,400	1,426,087
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032		615	616,034
5.80%, 05/20/2044		1,150	1,151,206
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		145	128,760

	Principal Amount (000)		U.S. $ Value

County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	$	1,000	$1,044,143
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.00%, 12/01/2039		200	176,740
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (b) (c)		362	25,305
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055		1,000	1,062,395
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.75%, 01/01/2029		1,000	1,004,578
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2052		1,000	1,031,215
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033		1,000	1,008,904
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042		1,000	890,633
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 5.00%, 07/01/2035		990	1,072,680
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044		1,000	1,056,711
Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046		2,000	2,209,038
Ohio Turnpike & Infrastructure Commission (Ohio Turnpike & Infrastructure Commission) Series 2022 5.00%, 02/15/2039		1,000	1,125,433
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2063		1,000	1,032,829
State of Ohio (State of Ohio) Series 2021-A 4.00%, 06/15/2037		1,115	1,157,249

	Principal Amount (000)		U.S. $ Value

Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	$	1,000	$946,031
University of Akron (The) (University of Akron/The) Series 2014-A 5.00%, 01/01/2032		2,080	2,082,145
University of Toledo (University of Toledo) Series 2023-B 3.938% (SOFR + 0.90%), 06/01/2036(d) (e)		1,955	1,910,689

			32,018,850

California – 0.6%
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(d)		220	220,424

Guam – 2.9%
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2044		1,000	1,039,428

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)		100	16,187

Puerto Rico – 1.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		21	20,624
6.625%, 01/01/2028		159	156,878
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046		100	119,210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058		100	100,388

			397,100

Total Long-Term Municipal Bonds (cost $34,357,232)			33,691,989

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 3.9%
Ohio – 3.9%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 1.35%, 11/15/2045(f) (cost $1,405,000)	$ 1,405	$1,405,000

Total Municipal Obligations (cost $35,762,232)		35,096,989

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(a) (g) (h) (cost $62,685)	3,496	10,173

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(g) (h) (cost $8,274)	$ 8	8,141

	Shares

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(i) (j) (k) (cost $297,875)	297,875	297,875

Total Investments – 99.0% (cost $36,131,066)(l)		35,413,178
Other assets less liabilities – 1.0%		374,917

Net Assets – 100.0%		$35,788,095

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,410	10/15/2028	CPI#	2.565%	Maturity	$(2,539)	$—	$(2,539)
USD	1,400	10/15/2029	2.485%	CPI#	Maturity	5,877	—	5,877
USD	1,400	10/15/2029	2.569%	CPI#	Maturity	421	—	421
USD	967	10/15/2029	2.499%	CPI#	Maturity	3,431	—	3,431

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	967	10/15/2029	2.516%	CPI#	Maturity	$2,667	$—	$2,667
USD	966	10/15/2029	2.451%	CPI#	Maturity	5,568	—	5,568
USD	1,490	10/15/2030	CPI#	2.531%	Maturity	(1,341)	—	(1,341)

						$14,084	$—	$14,084

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	300	10/15/2030	1 Day SOFR	4.092%	Annual	$5,047	$—	$5,047
USD	950	09/15/2031	1 Day SOFR	3.897%	Annual	5,857	—	5,,857
USD	1,500	12/03/2031	1 Day SOFR	4.055%	Annual	26,373	(163)	26,536
USD	880	12/03/2031	1 Day SOFR	4.120%	Annual	18,705	—	18,705
USD	790	12/03/2031	1 Day SOFR	3.842%	Annual	3,937	(72)	4,009
USD	730	12/03/2031	1 Day SOFR	3.747%	Annual	(118)	(118)	—

						$59,801	$(353)	$60,154

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	$359,053	$25,305	0.07%

(c)	Defaulted.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $2,147,300 or 6.0% of net assets.

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $317,073 and gross unrealized depreciation of investments was $(960,723), resulting in net unrealized depreciation of $(643,650).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Ohio Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$33,691,989	$—	$33,691,989
Short-Term Municipal Notes	—	1,405,000	—	1,405,000
Preferred Stocks	—	—	10,173	10,173
Asset-Backed Securities	—	—	8,141	8,141
Short-Term Investments	297,875	—	—	297,875

Total Investments in Securities	297,875	35,096,989	18,314	35,413,178
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	17,964	—	17,964
Centrally Cleared Interest Rate Swaps	—	59,919	—	59,919
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(3,880)	—	(3,880)
Centrally Cleared Interest Rate Swaps	—	(118)	—	(118)

Total	$297,875	$35,170,874	$18,314	$35,487,063

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$0	$20,068	$19,770	$298	$24